Stock-Based Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Activity in the stock option plan
Outstanding at beginning of year, Shares	84,500
Granted, Shares	58,000
Exercised, Shares	(1,500)
Forfeited or expired, Shares	(9,800)
Outstanding at end of year, Shares	131,200
Fully expected to vest, Shares	82,800
Exercisable at end of year, Shares	48,400
Outstanding at beginning of year, Weighted Average Exercise Price	$ 15.70
Granted, Weighted Average Exercise Price	$ 14.10
Exercised, Weighted Average Exercise Price	$ 13.22
Forfeited or expired, Weighted Average Exercise Price	$ 14.88
Outstanding at end of year, Weighted Average Exercise Price	$ 15.06
Fully expected to vest, Weighted Average Exercise Price	$ 14.19
Exercisable at end of year, Weighted Average Exercise Price	$ 16.56
Outstanding at end of year, Weighted Average Remaining Contractual Term	7 years 7 months 6 days
Fully expected to vest, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
Exercisable at end of year, Weighted Average Remaining Contractual Term	6 years 2 months 12 days
Outstanding at end of year, Aggregate Intrinsic Value	$ 131
Fully expected to vest value, Aggregate Intrinsic Value	102
Exercisable at end of year value, Aggregate Intrinsic Value	$ 29